Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about loans and borrowing
As of June 30, 2025, and December 31, 2024, the terms and conditions of outstanding obligations are the following:

	$		$		$		$		$		$		$		$

										2025				2024

In thousands of soles		Type of obligation		Maturity		Interest rate		Currency		Face value		Carrying amount		Face value		Carrying amount
Entity
Banco Davivienda		Bank loan		2025		45.930%		COP		5		5		5		5
		Government		2025		IBR + 1.500%				-		-		1,442		1,357
		guaranteed loan				IBR + 1.500%				231		228		701		667
		Bank loan		2029		IBR + 5.550%				10,686		8,170		11,842		8,721
				2025		IBR + 3.500%				598		583		1,516		1,435
				2027		IBR + 3.750%				10,095		9,091		13,299		11,633
				2028		IBR + 6.800%				10,142		7,962		11,791		8,958
				2025		IBR + 5.200%				-		-		2,272		2,194
						IBR + 4.700%				-		-		1,120		1,072
						IBR + 4.500%				1,304		1,262		2,920		2,735
						IBR + 3.500%				-		-		2,392		2,142
						IBR + 4.600%				328		319		836		787
										1,368		1,302		2,764		2,574
				2026		IBR + 3.500%				849		812		1,511		1,402
										802		759		1,302		1,196
				2026		IBR + 4.800%				2,701		2,489		-		-
						IBR + 4.200%				2,292		2,172		-		-
Banco de Bogotá		Bank loan		2025		IBR + 7.000%		COP		2,282		2,063		2,350		2,024
				2026		IBR + 1.70%				966		929		-		-
				2026		IBR + 5.500%				4,356		3,990		6,710		5,935
				2025		46.230%				48		48		20		20
										6		6		8		8
						IBR + 1.680%				-		-		544		530
				2028		IBR + 2.950%				2,065		1,739		-		-
Banco de Occidente		Bank loan		2025		IBR + 1.620%				-		-		285		280
						IBR + 2.330%				-		-		220		216
						IBR + 2.970%				-		-		2,362		2,086
				2028		IBR + 4.990%				1,748		1,431		2,141		1,631
				2026		IBR + 2.120%				1,201		1,155		-		-
				2025		IBR + 3.350%				2,240		2,111		-		-

			$			$		$		$		$

							2025				2024

In thousands of soles	Type of obligation	Maturity		Interest rate	Currency		Face value		Carrying amount		Face value		Carrying amount
Bancolombia	Bank loan	2025		46.210% IBR + 1.50%	COP		20		20		24		24
							1		1		2		2
				46.21%			5		5		5		5
		2026		IBR + 2.700%			4,713		4,375		-		-
				IBR + 1.500%			394		369
		2033		IBR + 3.200%			1,396		1,383		2,847		2,727
				IBR + 6.400%			7,382		4,551		8,819		4,753
		2026		IBR + 2.920%			2,635		2,535		4,599		4,277
		2025		IBR + 2.900%			-		-		4,391		4,304
				IBR + 3,300%			4,944		4,796		5,149		4,720
				IBR + 2.024%			-		-		2,807		2,732
		2025		IBR + 1.500%			3,740		3,497		-		-
		2025		39.640%			12		12		3		3
				IBR + 3.100%			1,420		1,381		-		-
		2026		IBR + 2.874%			3,022		2,777		-		-
		2026		DTF+3.010%			965		855		1,264		1,086
		2025		33.08%			5		5		2		2
	Other financing	2033		DTF+3.950%			72,941		36,268		75,582		36,437
Banco Citibank Colombia	Bank loan	2025		14.840%	COP		33,503		31,427		32,823		30,812
				12.600%			11,533		10,725		10,641		10,641
				14.540%			11,514		10,797		11,352		10,630
				13.590%			12,653		11,850		12,380		11,626
				12.600%			19,109		17,829		18,521		17,457
Itaú Corpbanca Colombia S.A.	Bank loan	2025		45.240%	COP		7		7		9		9
		2035		IBR + 3.490%			73,979		42,924		56,151		44,747
Boston Scientific Colombia lt	Bank loan	2028		10.780%			1,417		1,179		1,574		1,279
Banco de Crédito del Perú	Bank loan	2025		6.380%	S/		20,299		20,014		-		-
		2025		7.850%	US$		-		-		15,368		15,124
				7.200%	S/		-		-		16,274		16,025
Scotiabank Perú S.A.A.	Other financing	2027		6.300%	S/		54,092		48,102		60,472		52,804
	Bank loan	2025		5.900%			-		-		20,374		20,137
				5.500%			20,343		20,012		-		-
				5.550%			81,426		80,746		-		-
				6.000%			-		-		20,392		20,270
				6.230%			-		-		40,814		40,711
				5.950%			-		-		20,389		20,203
Banco BBVA Continental	Bank loan	2025		5.970%	S/		20,577		20,220		-		-
				5.940%			9,262		9,061		-		-
				5.850%			4,115		4,078		-		-
		2025		6.500%			-		-		20,620		20,246
				8.200%			-		-		9,570		9,524
				6.530%			-		-		9,289		9,065

			$			$		$		$		$

							2025				2024

In thousands of soles	Type of obligation	Maturity		Interest rate	Currency		Face value		Carrying amount		Face value		Carrying amount
Banco Interamericano de Finanzas	Bank loan	2025		5.550%	S/		18,657		18,469		-		-
				6.650%			-		-		8,262		8,212
				6.200%			-		-		10,718		10,566
Banco Internacional del Perú S.A.A.	Bank loan	2025		5.600%	S/		7,193		7,177		-		-
				5.550%			8,210		8,110		-		-
		2025		6.830%	S/		-		-		8,269		8,252
		2025		5.950%			-		-		8,196		8,081
Banco Pichincha	Bank loan	2025		5.700%			13,981		13,965		-		-
				5.650%			16,204		16,099		-		-
		2025		6.100%			-		-		14,209		14,174
				5.900%			-		-		16,222		16,054
Banco Citibank	Bank loan	2025		7.000%	S/		20,833		20,582		-		-
				8.380%	US$		29,339		28,461		-		-
				8.800%	S/		-		-		20,776		20,517
				8.380%	US$		-		-		39,121		37,818
Banco GNB	Bank loan	2025		5.550%	S/		9,673		9,657		-		-
				5.900%	S/		-		-		9,683		9,559
Secured bonds issues	Senior notes	2029		10.000%	US$		1,919,153		1,346,378		1,757,784		1,187,816
Banco Santander México, HSBC and Citibank	Bank loan	2028		SOFR+4.875%	US$		486,698		377,878		608,680		462,665
				TIIE+4.500%	MXN		1,559,390		1,087,971		1,816,554		1,221,939
				SOFR+4.875%	US$		117,275		91,022		143,341		109,120
HSBC México	Bank loan	2025		12.430%	MXN		-		-		33,873		33,011
				10.737%			54,226		53,028		-		-
Banco Santander España	Bank loan	2025		8.800%	US$		55,510		54,547		-		-

Total							4,850,079		3,573,771		5,048,548		3,619,774

Current							-		597,537		-		654,233

Non-current							-		2,976,234		-		2,965,541